Segment reporting	12 Months Ended
May 31, 2020
Segment reporting
Segment reporting
32.	Segment reporting

Information reported to the Chief Operating Decision Maker (“CODM”) for the purpose of resource allocation and assessment of segment performance focuses on the nature of the operations. The Company operates in three segments. 1) cannabis operations, which encompasses the production, distribution and sale of both medical and adult-use
cannabis, 2) distribution operations, which encompasses the purchase and resale of products to customers. The distribution operations are carried out through the Company’s wholly owned subsidiaries ABP, FL Group and CC Pharma, and 3) businesses under development which encompass operations in which the Company has not received final licensing or has not commenced commercial sales from operations. Factors considered in determining the operating segments include the Company’s business activities, the management structure directly accountable to the CODM, availability of discrete financial information and strategic priorities within the organizational structure.

Segment net revenue:

	For the year ended May 31,
	2020	2019
Cannabis operations	$173,617	$78,853
Distribution operations	368,897	157,931
Business under development	825	326

Total	$543,339	$237,110

Segment net income (loss):

	For the year ended May 31,
	2020	2019
Cannabis operations	$(8,289)	$(691)
Distribution operations	(589)	1,824
Business under development	(75,756)	(17,632)

Total	$(84,634)	$(16,499)

Geographic net revenue:

	For the year ended May 31,
	2020	2019
North America	$173,813	$78,853
Europe	363,666	154,163
Latin America	5,860	4,094
Africa	—	—

Total	$543,339	$237,110

Geographic capital assets:

	May 31, 2020	May 31, 2019
North America	$519,768	$471,391
Europe	61,143	25,817
Latin America	6,252	3,758
Africa	—	2,932

Total	$587,163	$503,898

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues and greater than 10% of accounts receivable. For the year ended May 31, 2020, the Company did not have a customer that accounted for greater than 10% of the Company’s revenue (2019 – nil).